Segmental Information - Summary of Segment by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Other sources of revenue	$ 2,505	$ 3,277
Goodwill, intangible assets and property and equipment	10,038,426	10,093,848
Canada
Disclosure of operating segments [line items]
Goodwill, intangible assets and property and equipment	85,302	66,830
United Kingdom
Disclosure of operating segments [line items]
Goodwill, intangible assets and property and equipment	5,188,175	5,191,994
Isle of Man
Disclosure of operating segments [line items]
Goodwill, intangible assets and property and equipment	4,206,424	4,346,599
Australia
Disclosure of operating segments [line items]
Goodwill, intangible assets and property and equipment	442,024	456,422
Malta
Disclosure of operating segments [line items]
Goodwill, intangible assets and property and equipment	57,069	7,469
Other licensed or approved jurisdictions
Disclosure of operating segments [line items]
Goodwill, intangible assets and property and equipment	59,432	24,534
Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	(5,010)	(2,000)
Intercompany Eliminations | United Kingdom
Disclosure of operating segments [line items]
Other sources of revenue	(5,010)	0
Intercompany Eliminations | Isle of Man
Disclosure of operating segments [line items]
Other sources of revenue	0	(2,000)
Intercompany Eliminations | Australia
Disclosure of operating segments [line items]
Other sources of revenue	0	0
Intercompany Eliminations | Malta
Disclosure of operating segments [line items]
Other sources of revenue	0	0
Intercompany Eliminations | Other licensed or approved jurisdictions
Disclosure of operating segments [line items]
Other sources of revenue	$ 0	$ 0